                                                      JOHN M. RICHARDS
                                                      SENIOR COUNSEL

New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                 March 6, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:    New England Variable Annuity Separate Account
          File No. 811-08828

Commissioners:

Annual Reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File
No. 002-80751.

                                        Sincerely,

                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company